SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Schedule of fair value of the options granted, estimated on the date of grant using the option-pricing models with assistance from Marsh, an independent valuation firm, with assumptions used
	Years ended December 31,
	2013	2014
	Using binomial model	Using binomial model
Risk-free interest rate	2.0~2.9%	2.6%
Volatility	55%~57%	54%
Expected term (in years)	10	10
Exercise price	$0.01~$1.087	$1.097
Dividend yield	-	-

Summary of information with respect to share options outstanding
	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted	Weighted
		average	average	average		average	average	average
	Number	remaining	exercise	intrinsic	Number of	remaining	exercise	intrinsic
Range of exercise prices	outstanding	contractual life	price	value	exercisable	contractual life	price	value

$0.08~$0.18	6,697,196	5.03	$0.08	$7,656	6,547,116	4.98	$0.09	$7,473
$0.2~$0.3	1,043,880	0.79	$0.23	$1,042	1,043,871	0.79	$0.23	$1,042
$0.35~$0.38	1,059,802	1.78	$0.36	$922	1,059,792	1.78	$0.36	$922
$0.873~$1.2	104,081,519	7.73	$0.87	$36,810	57,535,974	7.31	$0.87	$20,349
	112,882,397			$46,430	66,186,753			$29,786

Summary of the activity of the stock options granted
		Weighted	Weighted
		average	average
		exercise	grant date
	Number of shares	price	fair value

Balance, January 1, 2014	70,979,125	$0.77	$0.86
Granted	69,593,691	$0.87	$0.55
Exercised	(7,477,739)	$0.32	$0.24
Forfeited	(15,247,071)	$0.52	$1.13
Balance, December 31, 2014	117,848,006	$0.81	$0.68
Exercised	(3,089,784)	$0.44	$0.28
Forfeited	(1,875,825)	$0.87	$0.65
Balance, December 31, 2015	112,882,397	$0.82	$0.69
Exercisable, December 31, 2015	66,186,753	$0.78
Expected to vest, December 31, 2015	46,695,644	$0.87

Summary of the nonvested restricted shares activity
	Weighted	Weighted
	number of	average fair value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2013	1,764,150	1.10
Granted	9,257,535	1.10
Vested	(3,314,997)	1.09
Forfeited	(1,993,695)	1.10
Outstanding as of December 31, 2014	5,712,993	1.10

Granted	6,025,092	0.97
Vested	(2,084,511)	1.04
Forfeited	(3,643,836)	1.04
Outstanding as of December 31, 2015	6,009,738	1.02

Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses and loss from the operations of the discontinued operations
	Years ended December 31,
	2013	2014	2015

Gross amount:
Selling and marketing	$138	$193	$243
Research and development	404	916	781
General and administrative	9,608	18,983	25,481
	10,150	20,092	26,505
Expense from the discontinued operations	5,988	3,512	1,736
Total share-based compensation expense	$16,138	$23,604	$28,241